Reserves - TFR (Details) - Defined benefit obligation - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Number of employees with TFR	1,390	1,485	1,421
Average age (in years)	48 years	47 years	46 years
Average seniority (in years)	22 years	20 years	20 years